Bank Loans and issuance of Debt Securities - Summary of Unpaid Balance of Loan - Loans Contracted with Banking Institutions and Third Parties (Parenthetical) (Detail) - USD ($)							12 Months Ended
	Dec. 28, 2017	Feb. 15, 2016	Jan. 19, 2016	Apr. 10, 2013	Dec. 12, 2012	Sep. 14, 2007	Dec. 31, 2018	Feb. 28, 2009	Jun. 30, 2007
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured loan							$ 191,000,000
Unsecured Loan With MBJA In February 2009 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured loan								$ 510,000
Interest rate								8.00%
SITA Information Networking Computing BV,USA [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest rate					8.00%
Loan maturity period					$ 1,792,096
Disposition of Borrowings					7 years
Payment of finance lease					$ 47,132
Remaining lease liability					$ 1,792,096
SITA Information Networking BV [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest rate					8.00%
Loan maturity period					$ 1,231,858
Disposition of Borrowings					7 years
Unsecured Loan With GAP On January 19, 2016 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured loan			$ 95,500,000
Derivative financial instrument basis points			0.99%
Borrowings interest rate basis							The loan bears interest at LIBOR 1M plus 99 basis points.
Loan maturity period			5 years
Unsecured Loan With GAP On February 15, 2016 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured loan		$ 95,500,000
Derivative financial instrument basis points		1.05%
Borrowings interest rate basis							The loan bears interest at LIBOR 1M plus 105 basis points.
Loan maturity period		5 years
Unsecured Loan With MBJA on December 28, 2017 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured loan	$ 40,000,000,000
Derivative financial instrument basis points	2.80%
Borrowings interest rate basis							The loan bears interest at LIBOR 1M plus 280 basis points for a period of 7 years from this disposition and semi-annual instalments.
Loan maturity period	7 years
Disposition of Borrowings							$ 28,000,000
Variable rate interest [Member] | Unsecured Loan With MBJA On September 14, 2007 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Derivative financial instrument basis points						3.92%
Borrowings interest rate basis							The loan bears interest at a variable rate of 6 month LIBOR plus 392 basis points, for a period of 12 years from this disposition and semi-annual instalments.
Loan maturity period						12 years
Variable rate interest [Member] | Unsecured Loan With IFC On December 12, 2012 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured loan					$ 13,000,000
Derivative financial instrument basis points					4.50%
Borrowings interest rate basis							The loan bears interest at a variable rate of six month LIBOR plus 450 basis points, for a period of 5 years from each disposition. .
Loan maturity period				5 years
Fixed Rate Interest [Member] | Unsecured Loan With MBJA In June 2007 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured loan									$ 10,936,000,000
Borrowings interest rate basis							Interest is accrued at an interest rate of 14% per annum.
Interest rate									14.00%
Top of Range [Member] | Variable rate interest [Member] | Unsecured Loan With MBJA On September 14, 2007 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured loan						$ 20,000,000